Note 18 - Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year	Operating Leases

2014	$1,968
2015	980
2016	238

Total minimum lease payments	$3,186

Long-term Purchase Commitment [Table Text Block]
Year

2014	$448
2015	102

Total	$550